Schedule of Property and Equipment, Net (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 48,885	$ 35,150
Less: accumulated depreciation	(32,375)	(28,799)
Property and equipment, net	16,510	6,351
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	41,815	28,080
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 7,070	$ 7,070